Venezuela subsidiary operations (Details) - Venezuela [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule Of Impact Of Currency Devaluation On Financial Statements [Line Items]
Foreign exchange loss due to currency devaluation and translation of monetary assets and liabilities using SIMADI/DICOM rate recorded under finance expense	₨ 4,621	₨ 843
Impact of inventory write down and reversal of export incentives recorded under cost of revenues	341	0
Impairment of property, plant and equipment recorded under selling, general and administrative expenses	123	0
Total	₨ 5,085	₨ 843